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Class I, R Shares | Alger Capital Appreciation Institutional Fund
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
Investment Objective
Alger Capital Appreciation Institutional Fund seeks long-term capital appreciation.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Class I, R Shares - Alger Capital Appreciation Institutional Fund - USD ($)	Class I	Class R
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Class I, R Shares - Alger Capital Appreciation Institutional Fund		Class I	Class R
Advisory Fees	[1]	0.74%	0.74%
Distribution and/or Service (12b-1) Fees		none	0.50%
Other Expenses		0.17%	0.12%
Shareholder Servicing Fees		0.25%	0.25%
Total Other Expenses		0.42%	0.37%
Total Annual Fund Operating Expenses		1.16%	1.61%
[1]	The Fund and Fred Alger Management, LLC have adopted fee breakpoints for Alger Capital Appreciation Institutional Fund. The advisory fee for assets up to $2 billion is .81%, for assets between $2 billion and $3 billion is .65%, for assets between $3 billion and $4 billion is .60%, for assets between $4 billion and $5 billion is .55%, and for assets in excess of $5 billion is .45%. The actual rate paid as a percentage of average daily net assets, for the year ended October 31, 2019, was .74%.

Example
The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:
Expense Example - Class I, R Shares - Alger Capital Appreciation Institutional Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	118	368	638	1,409
Class R	164	508	876	1,911

Expense Example, No Redemption - Class I, R Shares - Alger Capital Appreciation Institutional Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	118	368	638	1,409
Class R	164	508	876	1,911

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80.36% of the average value of its portfolio.
Principal Investment Strategy
Fred Alger Management, LLC believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, rapidly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from new regulations, a new product innovation or new management.

Under normal market circumstances, the Fund invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, LLC believes demonstrate promising growth potential. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary, and health care sectors.

The Fund’s portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

The Fund can invest in foreign securities.
Principal Risks
An investment in the Fund involves risks. The Fund’s share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund’s price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund’s investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies’ earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment’s value.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business within a single sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Technology Companies Risk – The Fund may have a significant portion of its assets invested in securities of technology companies. Many technology companies’ securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to progress in technological developments.

Consumer Discretionary Sector Risk – The consumer discretionary sector may be affected by changes in domestic and international economies, exchange and interest rates, competition, consumers’ disposable income, consumer preferences, social trends and marketing campaigns.

Foreign Securities Risk – The Fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing audit and legal standards.
Performance
The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.
Annual Total Return for Class I Shares as of December 31 (%)

Best Quarter: Q1 2012 16.68% Worst Quarter: Q4 2018 -15.96%
Average Annual Total Return as of December 31, 2019
Average Annual Total Returns - Class I, R Shares - Alger Capital Appreciation Institutional Fund	1 Year	5 Years	10 Years	Inception Date
Class I	33.12%	13.03%	14.09%	Nov. 08, 1993
Class I | Return After Taxes on Distributions	30.11%	11.17%	12.13%	Nov. 08, 1993
Class I | Return After Taxes on Distributions and Sale of Shares	21.70%	10.11%	11.15%	Nov. 08, 1993
Class R	32.48%	12.50%	13.55%	Jan. 27, 2003
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	36.39%	14.63%	15.22%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class R Shares, which are not shown, will vary from those shown for Class I Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.